UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-Q/A
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21206


                           AEW Real Estate Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                399 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: April 30, 2005

This Form N-Q/A amends and restates the Registrant's Form N-Q filed on June 28, 2005 (Accession No. 0001127563-05-000169) (the "Original N-Q"). The filing is being revised to include Item 1-Schedule of Investments and Item 3-Exhibits, which were inadvertently left out of the version of the Original N-Q filed on the Commission's EDGAR system.

ITEM I  SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
             AEW REAL ESTATE INCOME FUND -- SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Investments as of April 30, 2005 -- (unaudited)

Shares                  Description                                             Value (a) (c)
----------------------------------------------------------------------------------------------
Common Stocks -- 96.0% of Total Net Assets
                        REAL ESTATE -- 1.3%
                        Apartments -- 1.3%
      41,500            Municipal Mortgage & Equity LLC                      $        997,660
                                                                             ----------------

                        REAL ESTATE INVESTMENT TRUSTS -- 94.7%
                        REITs - Apartments -- 12.8%
      44,000            Archstone Smith Trust                                       1,582,679
      82,500            Camden Property Trust                                       4,207,500
      78,500            Gables Residential Trust                                    2,877,025
      40,000            Mid-America Apartment Communities, Inc.                     1,529,200
                                                                             ----------------
                                                                                   10,196,404
                                                                             ----------------
                        REITs - Diversified -- 6.3%
      85,000            iStar Financial, Inc.                                       3,386,400
      70,000            Lexington Corporate Properties Trust                        1,608,600
                                                                             ----------------
                                                                                    4,995,000
                                                                             ----------------
                        REITs - Factory Outlets -- 1.2%
      40,000            Tanger Factory Outlet Centers, Inc.                           926,400
                                                                             ----------------

                        REITs - Healthcare -- 15.1%
      65,000            Health Care Property Investors, Inc.                        1,666,600
     121,000            Healthcare Realty Trust, Inc.                               4,671,810
      31,900            Omega Healthcare Investors, Inc.                              357,918
     100,000            Provident Senior Living Trust, 144A                         2,000,000
     190,500            Senior Housing Properties Trust                             3,295,650
                                                                             ----------------
                                                                                   11,991,978
                                                                             ----------------
                        REITs - Industrial -- 6.4%
      25,000            EastGroup Properties, Inc.                                    937,500
      62,400            First Potomac Realty Trust                                  1,398,384
      68,100            Liberty Property Trust                                      2,712,423
                                                                             ----------------
                                                                                    5,048,307
                                                                             ----------------
                        REITs - Lodging/Resorts -- 4.0%
      55,000            Eagle Hospitality Properties Trust, Inc.                      507,650
      63,000            Hospitality Properties Trust                                2,632,140
                                                                             ----------------
                                                                                    3,139,790
                                                                             ----------------
                        REITs - Office -- 27.4%
      77,000            Arden Realty, Inc.                                          2,748,130
      32,500            Brandywine Realty Trust, Inc.                                 919,750
      65,000            CarrAmerica Realty Corp.                                    2,147,600
      77,000            Glenborough Realty Trust, Inc.                              1,581,580
      90,000            Highwoods Properties, Inc.                                  2,531,700
     311,300            HRPT Properties Trust                                       3,657,775
      43,000            Kilroy Realty Corp.                                         1,876,090
      68,000            Mack-Cali Realty Corp.                                      2,991,320
      30,000            Maguire Properties, Inc.                                      765,000
      76,500            Prentiss Properties Trust                                   2,541,330
                                                                             ----------------
                                                                                   21,760,275
                                                                             ----------------
                        REITS - Regional Malls -- 6.6%
     150,000            Borealis Retail                                             1,584,100
      62,000            Glimcher Realty Trust                                       1,560,540
      35,000            Macerich Co. (The)                                          2,110,500
                                                                             ----------------
                                                                                    5,255,140
                                                                             ----------------
                        REITS - Shopping Centers -- 13.0%
     125,000            Cedar Shopping Centers, Inc.                                1,725,000
     100,000            Commercial Net Lease Realty, Inc.                           1,898,000
      30,000            Equity One, Inc.                                              628,200
      94,000            Heritage Property Investment Trust                          2,895,200
      39,000            Inland Real Estate Corp.                                      598,650
      12,000            New Plan Excel Realty Trust                                   309,720
      39,000            Ramco-Gershenson Properties Trust                           1,079,910
      49,200            Realty Income Corp.                                         1,186,212
                                                                             ----------------
                                                                                   10,320,892
                                                                             ----------------

                        REITs - Specialty -- 1.9%
     20,500             Correctional Properties Trust                                              526,030
     22,000             Entertainment Properties Trust                                             950,400
                                                                                          ----------------
                                                                                                 1,476,430
                                                                                          ----------------
                        Total Real Estate Investment Trusts                                     75,110,616
                                                                                          ----------------
                        Total Common Stocks (Identified Cost $53,983,831)                       76,108,276
                                                                                          ----------------

Preferred Stocks -- 37.6%
                        REAL ESTATE INVESTMENT TRUSTS -- 37.6%
                        REITs - Apartments -- 5.4%
     50,000             Apartment Investment & Management Co., Series G                          1,330,000
     29,400             Apartment Investment & Management Co., Series R                            779,394
     42,000             Apartment Investment & Management Co., Series U                          1,047,060
     45,000             Apartment Investment & Management Co., Series Y                          1,134,000
                                                                                          ----------------
                                                                                                 4,290,454
                                                                                          ----------------
                        REITs - Diversified -- 1.8%
     54,800             Crescent Real Estate Equities Co., Series B                              1,446,720
                                                                                          ----------------

                        REITs - Factory Outlets -- 2.0%
     35,500             Mills Corp. (The), Series B                                                935,070
     25,000             Mills Corp. (The), Series E                                                660,750
                                                                                          ----------------
                                                                                                 1,595,820
                                                                                          ----------------
                        REITs - Healthcare -- 3.7%
     50,000             Health Care Property Investors, Inc., Class F                            1,274,500
     65,400             Omega Healthcare Investors, Inc., Series D                               1,698,438
                                                                                          ----------------
                                                                                                 2,972,938
                                                                                          ----------------
                        REITs - Lodging/Resorts -- 6.4%
     75,000             Boykin Lodging Co., Series A                                             2,088,750
     25,000             Felcor Lodging Trust Inc., Series C                                        596,500
     71,900             Hospitality Properties Trust, Series B                                   1,944,895
     15,000             LaSalle Hotel Properties, Series A                                         408,750
                                                                                          ----------------
                                                                                                 5,038,895
                                                                                          ----------------
                        REITs - Office -- 8.2%
     30,000             Bedford Property Investors, Inc., Series A, 144A                         1,486,875
    100,000             CarrAmerica Realty Corp., Series E                                       2,594,000
     90,400             HRPT Properties Trust, Series B                                          2,401,024
                                                                                          ----------------
                                                                                                 6,481,899
                                                                                          ----------------
                        REITS - Regional Malls -- 2.5%
     75,000             Glimcher Realty Trust, Series F                                          1,950,750
                                                                                          ----------------

                        REITS - Shopping Centers -- 7.6%
     27,000             Cedar Shopping Centers, Inc., Series A                                     714,150
     42,200             Developers Diversified Realty Corp., Series F                            1,124,630
     21,300             Developers Diversified Realty Corp., Series G                              556,143
     13,000             Federal Realty Investment Trust, Series B                                  340,340
      6,700             Ramco-Gershenson Properties Trust, Series B                                179,158
      9,000             Realty Income Corp., Series D                                              232,740
     27,000             Urstadt Biddle Properties, Inc., Series C                                2,916,000
                                                                                          ----------------
                                                                                                 6,063,161
                                                                                          ----------------
                        Total Preferred Stocks - Real Estate Investment Trusts
                        (Identified Cost $28,743,578)                                           29,840,637
                                                                                          ----------------

Principal
Amount
---------------------------------------------------------------------------------------------------------
Short Term Investment -- 0.4%
$   337,619             Repurchase Agreement with Investors Bank & Trust Co.
                        dated 4/29/2005  at 2.01% to be repurchased at $337,676
                        on 5/02/2005, collateralized by $328,462 Small Business
                        Administration Bond, 5.775%, due 1/25/2027 valued at
                        $354,500 (d)                                                      $       337,619
                                                                                          ---------------
                        Total Short Term Investment (Identified Cost $337,619)                    337,619
                                                                                          ---------------

                        Total Investments -- 134.0% (Identified Cost $83,065,028) (b)         106,286,532
                        Auction Market Preferred Shares plus cumulative
                        unpaid dividends (35.3%)                                              (28,009,645)
                        Other assets less liabilities -- 1.3%                                   1,037,169
                                                                                          ---------------
                        Total Net Assets -- 100%                                          $    79,314,056
                                                                                          ===============

 (a) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at fair value as determined in good faith by the Fund's investment adviser, pursuant to the procedures approved by the Board of Trustees. Security transactions are accounted for on trade date.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales and return of capital included in dividends received from the Fund's investments in REITs):

               At April 30, 2005, the net unrealized appreciation on
               investments based on cost of $83,065,028 for federal income tax purposes was as follows:
               Aggregate gross unrealized appreciation for all investments in
               which there is an excess of value over tax cost                             $   23,348,507
               Aggregate gross unrealized depreciation for all investments
               in which there is an excess of tax cost over value                                (127,003)
                                                                                           --------------
                                                                                           $   23,221,504
               Net unrealized appreciation                                                 ==============

(c)            The books and records of the Fund are maintained in U.S.
               dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

REITs          Real Estate Investment Trusts

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,486,875 or 4.4% of net assets.

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. In reaching this conclusion, such officers considered both the error which resulted in the omission of Items 1 and 3 from the version of the Original N-Q filed on the Commission's EDGAR system and the measures that have been taken to correct such error and to prevent such error from occurring in the future.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act"), filed herewith.
(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Act filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                  AEW Real Estate Income Fund

                                  By: /s/ John T. Hailer
                                      --------------------------------
                                  Name:  John T. Hailer
                                  Title: President and Chief Executive Officer
                                  Date:  December 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                  AEW Real Estate Income Fund

                                  By: /s/ John T. Hailer
                                      -------------------------------
                                  Name:  John T. Hailer
                                  Title: President and Chief Executive Officer
                                  Date:  December 20, 2005


                                  By: /s/ Michael C. Kardok
                                      -------------------------------
                                  Name:  Michael C. Kardok
                                  Title: Treasurer
                                  Date:  December 20, 2005